Quarterly Results of Operations (unaudited) - Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Data [Abstract]
Revenue	$ 619,122	$ 608,625	$ 615,749	$ 628,890	$ 642,848	$ 651,844	$ 653,803	$ 655,127	$ 2,472,386	$ 2,603,623	$ 2,610,152
Income from operations	292,707	310,811	315,060	328,700	333,394	315,948	251,181	311,914	1,247,280	1,212,438	1,225,324
Net income (loss)	17,220	68,620	67,771	82,896	73,615	88,574	(407,266)	(6,916)	236,506	(251,993)	(149,498)
Net income (loss) attributable to Intelsat S.A.	16,194	67,624	66,768	81,946	72,631	87,798	(408,305)	(7,804)	232,532	(255,680)	(151,137)
Net income (loss) attributable to common shareholders	$ 16,194	$ 67,624	$ 56,851	$ 81,946	$ 72,631	$ 87,798	$ (418,501)	$ (7,804)	$ 222,615	$ (265,876)	$ (151,137)
Net income (loss) per share attributable to Intelsat S.A.:
Basic	$ 0.15	$ 0.63	$ 0.53	$ 0.77	$ 0.69	$ 0.83	$ (4.19)	$ (0.09)	$ 2.09	$ (2.70)	$ (1.82)
Diluted	$ 0.14	$ 0.58	$ 0.53	$ 0.70	$ 0.62	$ 0.75	$ (4.19)	$ (0.09)	$ 1.99	$ (2.70)	$ (1.82)